S000010412 [Member] Annual Fund Operating Expenses - AB Discovery Value Fund	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.09%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.84%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.84%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.81%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than 0.01%.